Cover	Nov. 14, 2022
Cover [Abstract]
Document Type	8-K
Entity File Number	001-36440
Entity Registrant Name	AVANOS MEDICAL, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-4987888
Entity Address, Address Line One	5405 Windward Parkway
Entity Address, Address Line Two	Suite 100 South
Entity Address, State or Province	GA
Entity Address, City or Town	Alpharetta,
Entity Address, Postal Zip Code	30004
City Area Code	(844)
Local Phone Number	428-2667
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock - $0.01 Par Value
Trading Symbol	AVNS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001606498
Amendment Flag	false
Document Period End Date	Nov. 14, 2022